Schedule of financing costs (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Costs And Finance Income
Interest expense on borrowings and notes	$ (1,554,299)	$ (317,103)	$ (82,755)
Unwinding of the discount on deferred consideration	(445,940)
Other finance charges	(15,670)
Total finance costs	$ (2,015,909)	$ (317,103)	$ (82,755)